ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, net	$ 1,417	$ 1,278
Continuing operations
Accounts, Notes, Loans and Financing Receivable
Patient accounts receivable	1,656	1,605
Allowance for doubtful accounts	(367)	(382)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	70	62
Net cost reports and settlements receivable (payable) and valuation allowances	24.0	(39.0)
Accounts receivable, net	1,383	1,246
Discontinued operations
Accounts, Notes, Loans and Financing Receivable
Patient accounts receivable	42	46
Allowance for doubtful accounts	(13)	(15)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	2	2
Net cost reports and settlements receivable (payable) and valuation allowances	3.0	(0.1)
Accounts receivable, net	$ 34	$ 32